UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  28-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Amy Inbody
Title:     Chief Compliance Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

     Amy Inbody     Austin, Texas     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $124,650 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRTRAN HLDGS INC              COM              00949P108     2031   325000 SH       SOLE                   325000
ALLIANCE ONE INTL INC          COM              018772103     3797   847494 SH       SOLE                   847494
AMERICAN DENTAL PARTNERS       COM              025353103    15133  1080956 SH       SOLE                  1080956
AMR CORP                       COM              001765106        3    67800 SH  CALL SOLE                    67800
ARBITRON INC                   COM              03875Q108     4590   221100 SH       SOLE                   221100
ARCH CAP GROUP LTD             ORD              G0450A105     6416    95000 SH       SOLE                    95000
AXIS CAPITAL HOLDINGS          SHS              G0692U109     4420   146459 SH       SOLE                   146459
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     1972    98130 SH       SOLE                    98130
BURLINGTON NORTHN SANTA FE C   COM              12189T104      365    18000 SH  CALL SOLE                    18000
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    11088  1584033 SH       SOLE                  1584033
COLUMBUS MCKINNON CORP N Y     COM              199333105     3109   205200 SH       SOLE                   205200
EMPLOYERS HOLDINGS INC         COM              292218104     3122   201700 SH       SOLE                   201700
HURON CONSULTING GROUP INC     COM              447462102     3674   142255 SH       SOLE                   142255
IMPERIAL SUGAR CO NEW          COM NEW          453096208     3629   286199 SH       SOLE                   286199
KINGSWAY FINL SVCS INC         COM              496904103     3725   871500 SH       SOLE                   871500
MASTERCARD INC                 CL A             57636Q104     2909    14390 SH       SOLE                    14390
META FINL GROUP INC            COM              59100U108     3370   141220 SH       SOLE                   141220
MI DEVS INC                    CL A SUB VTG     55304X104     5933   441133 SH       SOLE                   441133
NICHOLAS FINANCIAL INC         COM NEW          65373J209     6286   903150 SH       SOLE                   903150
RACKSPACE HOSTING INC          COM              750086100     5506   322752 SH       SOLE                   322752
REPUBLIC AWYS HLDGS INC        COM              760276105     3950   423411 SH       SOLE                   423411
RRI ENERGY INC                 COM              74971X107     1775   248600 SH       SOLE                   248600
TRANSDIGM GROUP INC            COM              893641100     5868   117800 SH       SOLE                   117800
UNION PAC CORP                 COM              907818108     4046    69340 SH       SOLE                    69340
UNITED AMER INDEMNITY LTD      CL A             90933T109     3691   499500 SH       SOLE                   499500
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     4052  2214287 SH       SOLE                  2214287
WELLPOINT INC                  COM              94973V107     1946    41100 SH       SOLE                    41100
WENDYS ARBYS GROUP INC         COM              950587105     2725   576091 SH       SOLE                   576091
X-RITE INC                     COM              983857103     1043   518865 SH       SOLE                   518865
ZIPREALTY INC                  COM              98974V107     4476  1065603 SH       SOLE                  1065603